Note 17 - Subsequent Event	12 Months Ended
Mar. 31, 2026
Notes to Financial Statements
Subsequent Events [Text Block]

17. Subsequent Event

In May 2026, the Company utilized a portion of its available cash on hand to make a voluntary pre-payment of $50.0 million to reduce the outstanding principal balance of its Term Loan A-2. No pre-payment penalty was incurred.